LAW OFFICES OF
DERENTHAL & DANNHAUSER LLP
LAKE MERRITT PLAZA
1999 HARRISON STREET, 26TH FLOOR
OAKLAND, CALIFORNIA 94612
(510) 350-3070
FACSIMILE: (510) 834-8309

October 26, 2011

BY EDGAR and ELECTRONIC MAIL

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	ATEL 15, LLC (the "Company") Acceleration Requests Registration Statement on Form S-1 SEC File No. 333-174418

Dear Ms. Long:

    Concurrently with this letter we are filing by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to October 28, 2011, or as soon thereafter as my be practicable.  The enclosed copies are provided for your convenience.

Please contact me with any questions or comments you may have concerning this filing.

Very truly yours,

                     /s/ Paul J. Derenthal

Paul J. Derenthal

cc:	Mr. Rufus Decker, Accounting Branch Chief
Ms. Nudrat Salik, Staff Accountant
Ms. Jessica Dickerson, Staff Attorney
Mr. Craig Slivka, Special Counsel
Division of Corporation Finance
Securities and Exchange Commission

Mr. Dean L. Cash
Mr. Paritosh Choksi
Mr. Samuel Schussler
Vasco Morais, Esq.